Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 29,128	$ 21,985
Accrued revenues	3,288	3,241	$ 706
Tax credits receivable	3,054	2,423
Interest receivable	1,662	0
Other receivables	395	36
Trade and other receivables	$ 37,527	$ 27,685